Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Table [Table Text Block]

(dollars in millions)	2016	2015
Raw materials	$2,040	$2,037
Work-in-process	2,787	2,422
Finished goods	3,305	3,183
Contracts in progress	9,395	8,668
	17,527	16,310
Less:
Progress payments, secured by lien, on U.S. Government contracts	(130)	(239)
Billings on contracts in progress	(8,693)	(7,936)
	$8,704	$8,135